Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
6.
Property, plant and equipment

A summary of the Company’s property, plant and equipment is as follows:

		As of December 31,
	Estimated Useful Lives in years	2024	2023
Computer and communication equipment	2-5	$10,426	$20,024
Furniture and other equipment	3-5	21,652	17,125
Leasehold improvements	5-10	5,104	7,286
Accumulated depreciation		(12,885)	(27,222)
Property, plant and equipment, net		$24,297	$17,213

Depreciation expense related to property, plant and equipment for the year ended December 31, 2024, 2023 and 2022 was $8,472, $7,778 and $6,491, respectively, of which $1,391, $712 and $0 have been recorded as part of selling, general and administrative expenses for the year ended December 31, 2024, 2023 and 2022, respectively.